RELATED AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Jun. 30, 2025
EBP 042
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	RELATED AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are shares of P&G common stock and funds managed by Northern Trust, as well as asset managers BlackRock and State Street Global Advisors. Transactions with the recordkeeper, trustee, custodian, and investment manager qualify as party-in-interest transactions. Fees paid by the Plan for investment management services were included as a reduction of the return earned on each fund.
At June 30, 2025 and 2024, the Plan held 7,738,402 and 8,171,763 shares, respectively, of P&G common stock, the sponsoring employer, with a cost basis of $675,804,946 and $657,057,166, respectively. During the years ended June 30, 2025 and 2024, the Plan recorded dividend income on P&G common stock of $32,430,768 and $32,781,372, respectively.
During the years ended June 30, 2025 and 2024, the Plan’s investment in Company common stock, including gains and losses on investments bought and sold as well as held during the year, the value depreciated by $39,507,024 and appreciated by $111,207,500, respectively.